Fair Value Measurement (Tables) - The Arena Group Holdings Inc [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Fair Value of Financial Instruments

Liabilities measured at fair value on a recurring basis consisted of the following as of September 30, 2023:

	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Contingent consideration	$1,030	$-	$1,030	$-

Financial instruments measured at fair value during the year consisted of the following:

	As of December 31, 2022
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Senior Secured Notes	$61,787	$-	$61,787	$-

	As of December 31, 2021
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Senior Secured Notes	$60,756	$-	$60,756	$-

Schedule of Valuation Activity for the Embedded Conversion Feature Liability

The following table represents the carrying amounts, change in valuation for the Company’s warrants accounted for as a derivative liability and classified within Level 3 of the fair-value hierarchy and fair value recorded upon reclassification to equity as of and during the year ended December 31, 2021:

	Carrying Amount at Beginning of Year	Change in Valuation	Reclassification to Equity	Carrying Amount at End of Year
Strome Warrants	$704	$(75)	$(629)	$-
B. Riley Warrants	443	41	(484)	-
Total	$1,147	$(34)	$(1,113)	$-